Deferred Compensation (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from Issuance of Common Stock	$ 6,858,843
Deferred compensation		252,500
Deferred compensations liability	45,000
Gain on forgiveness of deferred compensation	297,500
Employee [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deferred compensation	$ 297,500
October 2016 Note Purchase Agreement [Member] | Non-current Stockholders [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of earned deferred compensation	20.00%
Proceeds from Issuance of Common Stock	$ 5,000,000